Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of (Loss) Income Before Taxes from Continuing Operations

(Loss) income from continuing operations before taxes is comprised of the following components for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Domestic	$36	$(806)
Foreign	(12,030)	(24,745)
Loss from continuing operations before taxes	$(11,994)	$(25,551)

Schedule of Benefit (Provision) for Income Taxes from Continuing Operations

The benefit (provision) for income taxes from continuing operations consists of the following (in thousands):

	Year Ended December 31,
	2024	2023
Current – domestic	$(21)	$(2)
Current – foreign	803	2,998
Current – total	782	2,996
Deferred – domestic	—	—
Income tax benefit	$782	$2,996

Schedule of Reconciliation of the (Benefit) Provision for Income Taxes from Continuing Operations with the Amount Computed by Applying the Statutory Federal Tax Rate to Loss Before Income Taxes

A reconciliation of the (benefit) provision for income taxes from continuing operations with the amount computed by applying the statutory federal tax rate to loss from continuing operations before income taxes is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Loss from continuing operations before taxes	$(11,994)	$(25,551)
Income tax expense computed at statutory federal tax rate	(2,527)	(5,366)
Additional research and development tax relief	—	(5,409)
Loss surrendered to generate R&D credit	—	4,865
Change in valuation allowance	2,798	1,261
Other foreign items	(1,158)	809
Disallowed expenses and non-taxable income	35	782
Stock Compensation	30	62
Foreign items, including change in tax rates, and other	—	—
Other items	40	—
	$(782)	$(2,996)

Schedule of Significant Components of the Entity's Deferred Tax Assets

Significant components of the Company’s deferred tax assets are shown below (in thousands):

	Year Ended December 31,
	2024	2023
Net operating loss and tax credit carryforwards	$59,417	$57,074
Depreciation, amortization and impairment of property and equipment	39	39
Stock options	250	210
Research and development credits	—	—
Right of use asset	(1)	(26)
Lease liability	1	26
Other	114	-
Total deferred tax assets	59,820	57,323
Valuation allowance for deferred tax assets	(59,820)	(57,323)
Net deferred tax assets	$—	$—